Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2021

MCS-QTLY-0921
1.804824.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.6%
Endeavor Group Holdings, Inc. (a)	903,765	$22,022
Endeavor Group Holdings, Inc. Class A (b)	1,042,411	26,738
		48,760
Media - 2.9%
Discovery Communications, Inc. Class A (a)	588,804	17,081
Interpublic Group of Companies, Inc.	2,809,518	99,345
Nexstar Broadcasting Group, Inc. Class A	230,908	33,960
Omnicom Group, Inc.	1,059,333	77,141
		227,527

TOTAL COMMUNICATION SERVICES		276,287

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	241,820	20,274
Automobiles - 1.2%
Aston Martin Lagonda Global Holdings PLC (a)(c)	1,330,587	36,103
Stellantis NV (d)	2,940,465	56,369
		92,472
Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp. (a)	883,777	50,375
Caesars Entertainment, Inc. (a)	462,823	40,432
Churchill Downs, Inc.	284,345	52,831
Elior SA (a)(c)	3,188,777	21,845
MGM Resorts International	959,400	36,006
Wyndham Hotels & Resorts, Inc.	1,078,738	77,734
		279,223
Household Durables - 3.4%
D.R. Horton, Inc.	840,013	80,162
Lennar Corp. Class A	392,572	41,279
Mohawk Industries, Inc. (a)	248,809	48,493
NVR, Inc. (a)	18,749	97,919
		267,853
Internet & Direct Marketing Retail - 1.1%
Coupang Corp. unit (a)(b)	1,932,161	66,667
Coupang, Inc. Class A (a)(d)	64,127	2,329
Farfetch Ltd. Class A (a)	390,647	19,579
		88,575
Leisure Products - 0.4%
Allstar Co-Invest Blocker LP (a)(b)	137,079	31,957
Specialty Retail - 1.8%
AutoZone, Inc. (a)	27,417	44,513
Best Buy Co., Inc.	272,558	30,622
National Vision Holdings, Inc. (a)	435,395	23,503
Ross Stores, Inc.	238,262	29,232
Vroom, Inc. (a)(d)	406,170	15,045
		142,915
Textiles, Apparel & Luxury Goods - 2.7%
Allbirds, Inc. (a)(b)(e)	53,875	607
Brunello Cucinelli SpA (a)	1,533,631	95,148
PVH Corp. (a)	402,069	42,064
Tapestry, Inc. (a)	1,313,510	55,561
Under Armour, Inc. Class A (sub. vtg.) (a)	1,059,997	21,677
		215,057

TOTAL CONSUMER DISCRETIONARY		1,138,326

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	1,220,732	61,818
Kroger Co.	789,170	32,119
		93,937
Food Products - 1.7%
Bunge Ltd.	434,279	33,713
Greencore Group PLC (a)	25,857,794	46,905
JDE Peet's BV	542,790	18,273
Lamb Weston Holdings, Inc.	306,711	20,479
Nomad Foods Ltd. (a)	692,554	18,090
		137,460

TOTAL CONSUMER STAPLES		231,397

ENERGY - 5.4%
Energy Equipment & Services - 0.3%
Oceaneering International, Inc. (a)	1,909,693	25,323
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.	1,309,115	43,200
Cheniere Energy, Inc. (a)	965,063	81,963
Energy Transfer LP	7,216,358	71,153
EQT Corp. (a)	870,039	16,000
Golar LNG Ltd. (a)	1,894,976	21,148
Harbour Energy PLC (a)	3,667,084	16,678
Hess Corp.	1,189,391	90,917
Imperial Oil Ltd. (d)	1,526,971	41,834
Range Resources Corp. (a)	1,420,219	21,630
		404,523

TOTAL ENERGY		429,846

FINANCIALS - 18.7%
Banks - 8.4%
BOK Financial Corp.	307,478	25,831
Comerica, Inc.	1,109,290	76,164
Cullen/Frost Bankers, Inc.	482,481	51,780
First Horizon National Corp.	6,661,255	102,916
Huntington Bancshares, Inc./Ohio	6,523,896	91,856
M&T Bank Corp.	590,941	79,097
Signature Bank	317,167	71,987
UMB Financial Corp.	587,070	54,950
WesBanco, Inc.	680,811	21,977
Wintrust Financial Corp.	1,189,514	84,931
		661,489
Capital Markets - 1.8%
Cboe Global Markets, Inc.	206,355	24,447
Lazard Ltd. Class A	811,471	38,301
Raymond James Financial, Inc.	279,759	36,223
Sixth Street Specialty Lending, Inc.	1,830,860	42,641
		141,612
Insurance - 7.4%
American Financial Group, Inc.	894,310	113,121
American International Group, Inc.	878,124	41,579
Arch Capital Group Ltd. (a)	2,520,402	98,296
Assurant, Inc.	231,609	36,550
Beazley PLC (a)	4,413,422	24,072
First American Financial Corp.	977,076	65,767
GoHealth, Inc. (a)(d)	1,644,882	14,475
Hartford Financial Services Group, Inc.	711,205	45,247
Hiscox Ltd. (a)	2,833,022	34,512
RenaissanceRe Holdings Ltd.	505,173	77,135
The Travelers Companies, Inc.	249,143	37,102
		587,856
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	3,950,622	89,205

TOTAL FINANCIALS		1,480,162

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.6%
Butterfly Network, Inc. (b)	1,616,474	17,361
Butterfly Network, Inc.	2,779,170	28,356
Butterfly Network, Inc. Class A (a)	792,450	8,511
Hologic, Inc. (a)	951,034	71,366
		125,594
Health Care Providers & Services - 3.9%
Centene Corp. (a)	665,433	45,655
Guardant Health, Inc. (a)	150,585	16,534
Molina Healthcare, Inc. (a)	565,071	154,276
Oak Street Health, Inc. (a)	678,699	42,785
Universal Health Services, Inc. Class B	323,880	51,954
		311,204
Life Sciences Tools & Services - 0.8%
Bruker Corp.	726,524	59,757
Pharmaceuticals - 1.2%
Nektar Therapeutics (a)(d)	1,408,108	22,234
Recordati SpA	481,465	29,802
UCB SA	216,800	23,455
Viatris, Inc.	1,607,140	22,612
		98,103

TOTAL HEALTH CARE		594,658

INDUSTRIALS - 18.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	493,552	28,345
Huntington Ingalls Industries, Inc.	243,097	49,866
Space Exploration Technologies Corp.:
Class A (a)(b)(e)	139,629	58,643
Class C (a)(b)(e)	2,034	854
		137,708
Air Freight & Logistics - 1.1%
XPO Logistics, Inc. (a)	649,978	90,145
Airlines - 0.5%
JetBlue Airways Corp. (a)	2,411,391	35,664
Building Products - 2.3%
Builders FirstSource, Inc. (a)	1,365,039	60,744
Fortune Brands Home & Security, Inc.	328,756	32,044
Jeld-Wen Holding, Inc. (a)	723,614	19,161
Owens Corning	702,888	67,590
		179,539
Commercial Services & Supplies - 0.8%
CoreCivic, Inc. (a)	1,961,460	20,164
Stericycle, Inc. (a)	646,876	45,637
		65,801
Construction & Engineering - 1.6%
AECOM (a)	1,365,208	85,953
Dycom Industries, Inc. (a)	567,362	39,375
		125,328
Electrical Equipment - 2.1%
Acuity Brands, Inc.	297,367	52,152
Regal Beloit Corp.	321,306	47,306
Sensata Technologies, Inc. PLC (a)	694,965	40,739
Vertiv Holdings Co.	953,541	26,737
		166,934
Industrial Conglomerates - 0.5%
Melrose Industries PLC	16,885,812	37,578
Machinery - 5.1%
Allison Transmission Holdings, Inc.	927,885	37,032
Donaldson Co., Inc.	1,238,064	81,947
Fortive Corp.	679,323	49,360
Kornit Digital Ltd. (a)	194,642	25,724
Oshkosh Corp.	560,626	67,023
Otis Worldwide Corp.	295,686	26,479
Pentair PLC	847,053	62,402
Woodward, Inc.	445,693	54,178
		404,145
Marine - 0.1%
Goodbulk Ltd. (a)	1,449,666	11,683
Professional Services - 1.3%
Clarivate Analytics PLC (a)	697,195	15,896
Leidos Holdings, Inc.	441,067	46,938
Science Applications Internati	422,699	36,902
		99,736
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	1,423,636	70,740
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	1,048,388	56,068

TOTAL INDUSTRIALS		1,481,069

INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.3%
Ericsson (B Shares)	1,876,829	21,648
Electronic Equipment & Components - 3.1%
Arrow Electronics, Inc. (a)	789,340	93,592
CDW Corp.	211,313	38,744
Fabrinet (a)	799,148	75,535
Keysight Technologies, Inc. (a)	247,535	40,732
		248,603
IT Services - 2.6%
Akamai Technologies, Inc. (a)	237,473	28,478
Euronet Worldwide, Inc. (a)	141,785	20,250
Gartner, Inc. (a)	129,725	34,342
Verra Mobility Corp. (a)	1,813,329	27,762
WNS Holdings Ltd. sponsored ADR (a)	1,190,615	98,035
		208,867
Semiconductors & Semiconductor Equipment - 0.2%
SiTime Corp. (a)	88,700	12,031
Software - 0.9%
Aspen Technology, Inc. (a)	226,908	33,188
Black Knight, Inc. (a)	293,497	24,304
Citrix Systems, Inc.	162,398	16,362
		73,854

TOTAL INFORMATION TECHNOLOGY		565,003

MATERIALS - 6.4%
Chemicals - 2.1%
LG Chemical Ltd.	59,480	43,445
Nutrien Ltd.	453,258	26,950
Olin Corp.	1,289,807	60,660
Valvoline, Inc.	1,111,438	34,099
		165,154
Containers & Packaging - 1.1%
Avery Dennison Corp.	154,335	32,515
O-I Glass, Inc. (a)	3,841,934	56,822
		89,337
Metals & Mining - 3.2%
Commercial Metals Co.	1,377,673	45,188
Franco-Nevada Corp.	324,412	51,889
Lundin Mining Corp.	3,163,491	28,830
Newcrest Mining Ltd.	1,191,784	23,168
Novagold Resources, Inc. (a)	3,676,549	28,821
Steel Dynamics, Inc.	1,207,794	77,842
		255,738

TOTAL MATERIALS		510,229

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Apartment Income (REIT) Corp.	841,906	44,318
Cousins Properties, Inc.	1,218,911	48,415
Equity Residential (SBI)	569,531	47,915
Gaming & Leisure Properties	1,267,716	60,014
Healthcare Realty Trust, Inc.	1,599,981	51,007
Healthcare Trust of America, Inc.	1,536,195	43,920
National Retail Properties, Inc.	1,315,946	64,310
Spirit Realty Capital, Inc.	1,116,952	56,093
Tanger Factory Outlet Centers, Inc. (d)	1,354,462	23,256
VEREIT, Inc.	1,140,469	55,849
VICI Properties, Inc. (d)	1,973,756	61,561
		556,658
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	285,009	63,434

TOTAL REAL ESTATE		620,092

UTILITIES - 3.8%
Electric Utilities - 2.9%
Alliant Energy Corp.	1,157,900	67,772
FirstEnergy Corp.	1,046,171	40,089
IDACORP, Inc.	519,600	54,792
OGE Energy Corp.	1,968,285	66,430
		229,083
Gas Utilities - 0.5%
Atmos Energy Corp.	445,679	43,939
Multi-Utilities - 0.4%
NiSource, Inc.	1,222,718	30,287

TOTAL UTILITIES		303,309

TOTAL COMMON STOCKS
(Cost $5,254,772)		7,630,378

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(b)(e)	21,265	239
Series B (a)(b)(e)	3,735	42
Series C (a)(b)(e)	35,700	402
Series D (a)(b)(e)	68,801	775
Series Seed (a)(b)(e)	101,339	1,141
Bolt Threads, Inc. Series D (a)(b)(e)	976,285	19,026
		21,625
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (a)(b)(e)	3,889	51
Series D (a)(b)(e)	62,561	823
Series I (a)(b)(e)	147,450	1,939
		2,813
Food Products - 0.4%
Bowery Farming, Inc. Series C1 (b)(e)	466,468	28,104
TOTAL CONSUMER STAPLES		30,917
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (b)(e)	711,831	31,612
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(b)(e)	18,837	7,911

TOTAL CONVERTIBLE PREFERRED STOCKS		92,065

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	530,428	57,409
TOTAL PREFERRED STOCKS
(Cost $93,945)		149,474
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (b)(e)	7,161	7,161
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(e)(f)(g)	463	19
TOTAL CORPORATE BONDS
(Cost $7,629)		7,180
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)(h)
(Cost $20,413)	15,731,367	10,802

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.06% (i)	131,893,872	131,920
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	100,425,004	100,435
TOTAL MONEY MARKET FUNDS
(Cost $232,353)		232,355
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $5,609,112)		8,030,189
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(99,546)
NET ASSETS - 100%		$7,930,643

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,855,000 or 3.9% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,967,000 or 0.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Allstar Co-Invest Blocker LP	8/1/11	$11,376
Bolt Threads, Inc. Series D	12/13/17	$15,659
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$7,161
Bowery Farming, Inc. Series C1	5/18/21	$28,104
Butterfly Network, Inc.	2/12/21	$16,165
Coupang Corp. unit	6/12/20	$14,491
Endeavor Group Holdings, Inc. Class A	3/29/21	$25,018
National Resilience, Inc. Series B	12/1/20	$9,724
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$20,413

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	61
Total	$85

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$226,552	$341,633	$436,265	$--	$--	$131,920	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	122,089	253,262	274,916	--	--	100,435	0.3%
Total	$348,641	$594,895	$711,181	$--	$--	$232,355

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds and non-convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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